INCOME TAXES (Disclosure of provision for income taxes) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Major components of tax expense (income) [abstract]
Loss before income taxes	$ (9,767,958)	$ (10,039,658)
Expected income tax recovery based on statutory rate	(2,514,000)	(2,661,000)
Adjustments to expected income tax benefit:
Share-based compensation	258,000	405,000
Non-deductible expenses and other	6,000	7,000
Gain on disposal of property and equipment	(104,000)	0
Change in benefit of tax assets not recognised	2,354,000	2,249,000
Deferred income tax provision (recovery)	$ 0	$ 0